Cost of Revenues - Summary of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary Of Cost Of Revenues [Line Items]
Revenue sharing fees	¥ 1,357,270		¥ 1,031,903	¥ 850,167
Salary and welfare benefits	52,268		41,159	29,072
Payment handling costs	32,506		22,692	15,573
Bandwidth costs	30,889		11,226	5,702
Share-based compensation expense	37,359	$ 5,862	50,741	0
Others	18,088		12,909	9,641
Total	1,502,505	235,776	1,134,678	910,155
Cost of Sales [Member]
Summary Of Cost Of Revenues [Line Items]
Share-based compensation expense	¥ 11,484	$ 1,802	¥ 14,789	¥ 0